2024 Transformation Initiative (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
The following charges were incurred in connection with the 2024 Transformation Initiative:

Year Ended December 31, 2024
Cost of products sold:
Charges for workforce reductions	$69
Asset write-offs	27
Incremental depreciation	38
Other exit costs	10
Total	144
Marketing, research and general expenses:
Charges for workforce reductions	116
Other exit costs	112
Total	228
Other (income) and expense, net(a)	84
Nonoperating expense	1
Total charges(b)	457
Provision for income taxes	(118)
Net charges	$339
(a)Other (income) and expense, net includes losses recognized for the exit of certain businesses and markets as part of the 2024 Transformation Initiative.
(b)We do not include 2024 Transformation Initiative charges within our segment operating results. Total impact of these charges to the NA and IPC segments would have been $147 and $187, respectively, for the year ended December 31, 2024, with the residual relating to Corporate & Other. See further discussion around our segment operating results in Note 16.

Schedule of Restructuring Reserve by Type of Cost
The following summarizes the 2024 Transformation Initiative liabilities activity:

2024
2024 Transformation Initiative liabilities as of January 1	$—
Charges for workforce reductions and other cash exit costs	291
Cash payments	(156)
Currency and other	(5)
2024 Transformation Initiative liabilities as of December 31	$130